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                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-65118
                                                                       811-03589

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS CHOICE II VARIABLE ANNUITY)

     SUPPLEMENT TO THE POLARIS CHOICE II PROSPECTUS DATED SEPTEMBER 30, 2002

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Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FOLLOWING SUPPLEMENTS ANY DISCUSSION PERTAINING TO THE 3-YEAR FIXED ACCOUNT OPTION IN THE PROSPECTUS:

      If you purchase your contract on or after February 3, 2003, you may not allocate any Purchase Payments to or transfer into the 3-year fixed account option. In addition, the Principal Advantage Program is not available to you.








Date: February 3, 2003


                Please keep this Supplement with your Prospectus.

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